Note 6 - Goodwill - Goodwill and Accumulated Impairment Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Gross Balance	¥ 943,631	¥ 1,117,239
Eliminated on disposal of a subsidiary (Note 3)	(790,517)	(173,608)
Gross Balance	153,114	943,631
Accumulated impairment loss	(821,554)	(983,765)
Eliminated on disposal of a subsidiary (Note 3)	778,309	162,211
Accumulated impairment loss	(43,245)	(821,554)
Goodwill, net		122,077	$ 16,887	¥ 109,869
Agency [Member]
Gross Balance	922,494	1,096,102
Eliminated on disposal of a subsidiary (Note 3)	(790,517)	(173,608)
Gross Balance	131,977	922,494
Accumulated impairment loss	(800,417)	(962,628)
Eliminated on disposal of a subsidiary (Note 3)	778,309	162,211
Accumulated impairment loss	(22,108)	(800,417)
Goodwill, net		122,077		109,869
Claims Adjusting Segment [Member]
Gross Balance	21,137	21,137
Eliminated on disposal of a subsidiary (Note 3)
Gross Balance	21,137	21,137
Accumulated impairment loss	(21,137)	(21,137)
Eliminated on disposal of a subsidiary (Note 3)
Accumulated impairment loss	¥ (21,137)	(21,137)
Goodwill, net